STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

The Company’s capitalization at June 30, 2022 and March 31, 2022 was 500,000,000 authorized common shares with a par value of $0.001 per share, and 25,000,000 authorized preferred shares with a par value of $0.001 per share.

On October 15, 2019 and June 30, 2020, the Company effectuated reverse stock splits (the “Reverse Splits”) of its issued and outstanding common stock. As a result of the Reverse Splits, each 100 shares of common stock issued and outstanding prior to the Reverse Splits were converted into one (1) common stock. All share and per share numbers in these financial statements have been revised retroactively to take into account this Reverse Split.

Common Stock

On April 6, 2022, the Company entered into consulting agreements with two business advisors for providing business advisory and consulting services for a period of six months. The Company issued 250,000 shares of common stock valued at $250,000 for such services. Due to lack of marketability and trading volume of shares, the Company agreed to offer a 50% discount on the last sale price of the common stock at $2 per share.

From April 20, 2022 to June 30, 2022, the Company sold 49,286 shares of common stock to seven investors for a total consideration of $172,500. As a result, the total issued and outstanding shares of common stock were 10,278,861 shares as of June 30, 2022 and 9,979,575 shares of common stock at March 31, 2022, respectively.

Preferred Stock

The Board of Directors, without further approval of its stockholders, is authorized to fix the dividend rights and terms, conversion rights, voting rights, redemption rights, liquidation preferences and other rights and restrictions relating to any series. Issuances of shares of preferred stock, while providing flexibility in connection with possible financings, acquisitions and other corporate purposes, could, among other things, adversely affect the voting power of the holders of our Common Stock and other series of Preferred Stock then outstanding.

Series A Preferred Stock

There are 1,000,000 shares of Series A Preferred Stock designated and 292,000 shares issued and outstanding as of June 30, 2022 and March 31, 2022, respectively.

Liquidation Preference

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, after setting apart or paying in full the preferential amounts due to Holders of senior capital stock, if any, the Holders of Series A Preferred Stock and parity capital stock, if any, shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Company to the Holders of junior capital stock, including Common Stock, an amount equal to $0.001 per share [the “Liquidation Preference”. If upon such liquidation, dissolution or winding up of the Company, the assets of the Company available for distribution to the Holders of the Series A Preferred Stock and parity capital stock, if any, shall be insufficient to permit in full the payment of the Liquidation Preference, then all such assets of the Company shall be distributed ratably among the holders of the Series A Preferred Stock and parity capital stock, if any. Neither the consolidation or merger of the Company nor the sale, lease or transfer by the Company of all or a part of its assets shall be deemed a liquidation, dissolution or winding up of the Company for purposes of these Liquidation Rights.

Stock Splits, Dividends and Distributions

If the Company, at any time while any Series A Convertible Preferred Stock is outstanding, (a) shall pay a stock dividend or otherwise make a distribution or distributions on shares of its Common Stock payable in shares of its capital stock (whether payable in shares of its Common Stock or of capital stock of any class), (b) subdivide outstanding shares of Common Stock into a larger number of shares, (c) combine outstanding shares of Common Stock into a smaller number of shares. or (d) issue reclassification of shares of Common Stock for any shares of capital stock of the Company, the conversion ratio, as defined, shall be adjusted by multiplying the number of shares of Common Stock issuable by a fraction of which the numerator shall be the number of shares of Common Stock of the Company outstanding after such event and of which the denominator shall be the number of shares of Common Stock outstanding before such event. Any adjustment made pursuant to this paragraph (e)(iii) shall become effective immediately after the record date for the determination of stockholders entitled to receive such dividend or distribution and shall become effective immediately after the effective date in the case of a subdivision, combination or reclassification.

Conversion Rights

Each share of Series A Preferred Stock is convertible, at the option of the holder, into 1,000 shares of Common Stock.

Voting Rights

The holders of shares of Series A Convertible Preferred Stock shall be entitled to vote on any and all matters considered and voted upon by the Company’s Common Stock. The holders of the Series A Convertible Preferred Stock shall be entitled to 1,000 (one thousand) votes per share of Common Stock.

As a result of all preferred stock issuances, the total issued and outstanding shares of preferred stock were 292,000 shares as of June 30, 2022 and March 31, 2022, respectively.

NOTE 8 – STOCKHOLDERS’ EQUITY

The Company’s capitalization at March 31, 2022 and 2021 was 500,000,000 authorized common shares with a par value of $0.001 per share, and 25,000,000 authorized preferred shares with a par value of $0.001 per share.

On June 30, 2020, the Company effected a reverse stock split (the “Reverse Split”) of its issued and outstanding common stock (the “Equity Instrument”). As a result of the Reverse Split, each (100) units of Equity Instrument issued and outstanding prior to the Reverse Split were converted into one (1) unit of Equity Instrument. The Reverse Split did not change the number of authorized shares or the par value of its common stock or preferred stock.

Common Stock

On September 30, 2020, the Chief Executive Officer of the Company converted 8,000 shares of issued and outstanding Series A Preferred Stock of the Company into 8,000,000 shares of common stock pursuant to the conversion terms of its Certificate of Designation filed with the Secretary of State of Nevada.

On December 1, 2020, the Company entered into an employment agreement with its Chief Executive Officer for a three-year term, for an annual compensation of $150,000. On December 22, 2020, the Company issued 1,000,000 shares of its common stock valued at $1,000 as an inducement (sign on bonus) to enter into the employment agreement (Note 5).

During the year ended March 31, 2021, the Company sold 870,600 shares of common stock to accredited investors for a cash consideration of $680,000. The selling price of common stock ranged from $0.50 per share to $1.00 per share.

During the year ended March 31, 2022, the Company sold 89,500 shares of common stock at $2.00 per share to accredited investors for a cash consideration of $179,000.

As a result of all common stock issuances, the total issued and outstanding shares of common stock were 9,979,575 shares and 9,890,075 shares as of March 31, 2022 and 2021, respectively.

Preferred Stock

The Board of Directors, without further approval of its stockholders, is authorized to fix the dividend rights and terms, conversion rights, voting rights, redemption rights, liquidation preferences and other rights and restrictions relating to any series. Issuances of shares of preferred stock, while providing flexibility in connection with possible financings, acquisitions and other corporate purposes, could, among other things, adversely affect the voting power of the holders of our Common Stock and other series of Preferred Stock then outstanding.

Designation

There are 1,000,000 shares of Series A Convertible Preferred Stock designated and 292,000 shares issued and outstanding as of March 31, 2022 and 2021, respectively.

Liquidation Rights

In the event of any liquidation, dissolution or winding up of the Corporation, either voluntary or involuntary, after setting apart or paying in full the preferential amounts due to Holders of senior capital stock, if any, the Holders of Series A Preferred Stock and parity capital stock, if any, shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Corporation to the Holders of junior capital stock, including Common Stock, an amount equal to $0.001 per share [the “Liquidation Preference”]. If upon such liquidation, dissolution or winding up of the Corporation, the assets of the Corporation available for distribution to the Holders of the Series A Preferred Stock and parity capital stock, if any, shall be insufficient to permit in full the payment of the Liquidation Preference, then all such assets of the Corporation shall be distributed rateably among the Holders of the Series A Preferred Stock and parity capital stock, if any. Neither the consolidation or merger of the Corporation nor the sale, lease or transfer by the Corporation of all or a part of its assets shall be deemed a liquidation, dissolution or winding up of the Corporation for purposes of these Liquidation Rights.

Conversion Rights

Each share of Series A Convertible Preferred Stock shall be convertible, at the option of the Holder, into 1,000 (one thousand) fully paid and non-assessable shares of the Corporation’s Common Stock.

Voting Rights

The Holders of shares of Series A Convertible Preferred Stock shall be entitled to vote on any and all matters considered and voted upon by the Corporation’s Common Stock. The Holders of the Series A Convertible Preferred Stock shall be entitled to 1,000 (one thousand) votes per share of Common Stock.

Stock Splits, Dividends and Distributions

If the Corporation, at any time while any Series A Convertible Preferred Stock is outstanding, (a) shall pay a stock dividend or otherwise make a distribution or distributions on shares of its Common Stock payable in shares of its capital stock [whether payable in shares of its Common Stock or of capital stock of any class], (b) subdivide outstanding shares of Common Stock into a larger number of shares, (c) combine outstanding shares of Common Stock into a smaller number of shares. or (d) issue reclassification of shares of Common Stock for any shares of capital stock of the Corporation, the conversion ratio, as defined, shall be adjusted by multiplying the number of shares of Common Stock issuable by a fraction of which the numerator shall be the number of shares of Common Stock of the Corporation outstanding after such event and of which the denominator shall be the number of shares of Common Stock outstanding before such event. Any adjustment made pursuant to this paragraph (e)(iii) shall become effective immediately after the record date for the determination of stockholders entitled to receive such dividend or distribution and shall become effective immediately after the effective date in the case of a subdivision, combination or reclassification.

On September 30, 2020, the Company cancelled 8,000 shares of Series A Preferred Stock pursuant to the conversion terms of its Certificate of Designation filed with the Secretary of State of Nevada. The cancelled preferred stock was converted into 8,000,000 shares of common stock per the conversion terms (Note 5).

Asa result of all preferred stock issuances, the total issued and outstanding shares of preferred stock were 292,000 shares as of March 31, 2022 and 2021, respectively.